LONG-TERM DEBT (Details) $ / shares in Units, ¥ in Millions, shares in Millions				1 Months Ended	12 Months Ended
	Sep. 19, 2016 USD ($) $ / shares	Jun. 18, 2015 USD ($) $ / shares shares	Oct. 17, 2013 USD ($) $ / shares shares	Jun. 30, 2017 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Sep. 12, 2016 USD ($) $ / shares	Dec. 10, 2015 USD ($) item $ / shares	May 26, 2015 USD ($) $ / shares	Aug. 07, 2014 USD ($) $ / shares
LONG-TERM DEBT
Long-term loan | ¥						¥ 8,807				¥ 8,035
Less: Debt issuance costs | ¥						(83)				(47)
Total						29,220			$ 3,512,000,000	24,146
Fair value of long-term debt, based on Level 2 inputs | ¥										24,100
Notes for early conversion | ¥						2,396		¥ 2,605
Proceeds from the termination of 2012 and 2013 Purchased Call Option					$ 100,000,000	¥ 650	$ 12,000,000
Borrowings collateralized by stock at a wholly-owned subsidiary
LONG-TERM DEBT
Aggregate principal amount									$ 1,200,000,000	¥ 8,000
Borrowings collateralized by stock at a wholly-owned subsidiary | Minimum
LONG-TERM DEBT
Interest rate (as a percent)									1.90%	1.90%
Borrowings collateralized by stock at a wholly-owned subsidiary | Maximum
LONG-TERM DEBT
Interest rate (as a percent)									7.00%	7.00%
2018 Convertible Senior Notes
LONG-TERM DEBT
Interest rate (as a percent)			1.25%
Aggregate principal amount			$ 800,000,000	$ 327,000,000
Debt issuance costs			19,600,000
Notes for early conversion					$ 352,000,000
Principal amount redeemed for cash									$ 473,000,000	¥ 3,300
2018 Convertible Senior Notes | ADS
LONG-TERM DEBT
Principal amount denomination for conversion			$ 1,000
Initial conversion rate			0.0127568
Initial conversion price (in dollars per share) | $ / shares			$ 78.39	$ 39.19
Number of shares agreed to be sold by the counterparty on exercise of Purchased Call option | shares				8.3
Number of shares issued upon exchange of notes | shares					10.8	10.8
2018 Convertible Senior Notes | ADS | Written call option
LONG-TERM DEBT
Share price agreed to be sold by the counterparty on exercise of Purchased call option | $ / shares			$ 78.39
2018 Convertible Senior Notes | ADS | Written call option | Long | Maximum
LONG-TERM DEBT
Number of shares agreed to be sold by the counterparty on exercise of Purchased Call option | shares			10.2
2018 Convertible Senior Notes | ADS | Sold Warrants
LONG-TERM DEBT
Proceeds from sale of warrants			$ 77,200,000
Exercise price of warrants sold (in dollars per share) | $ / shares			$ 96.27
2018 Convertible Senior Notes | ADS | Sold Warrants | Maximum
LONG-TERM DEBT
Number of shares that can be purchased from warrants sold | shares			10.2
2020 Notes
LONG-TERM DEBT
Long-term loan | ¥										4,813
Interest rate (as a percent)		1.00%
Aggregate principal amount		$ 700,000,000
Debt issuance costs		11,300,000
2020 Notes | ADS
LONG-TERM DEBT
Principal amount denomination for conversion		$ 1,000
Initial conversion rate		0.0091942
Initial conversion price (in dollars per share) | $ / shares		$ 108.76
2025 Notes
LONG-TERM DEBT
Long-term loan | ¥						¥ 2,603				2,750
Interest rate (as a percent)		1.99%
Aggregate principal amount		$ 400,000,000
Debt issuance costs		6,800,000
2025 Notes | ADS
LONG-TERM DEBT
Principal amount denomination for conversion		$ 1,000
Initial conversion rate		0.0093555
Initial conversion price (in dollars per share) | $ / shares		$ 106.89
2022 Notes
LONG-TERM DEBT
Long-term loan | ¥						6,344
Interest rate (as a percent)	1.25%
Aggregate principal amount	$ 975,000,000
Debt issuance costs	19,000,000
2022 Notes | ADS
LONG-TERM DEBT
Principal amount denomination for conversion	$ 1,000
Initial conversion rate	0.0152688
Initial conversion price (in dollars per share) | $ / shares	$ 65.49
2019 Booking Notes
LONG-TERM DEBT
Long-term loan | ¥						3,253
Interest rate (as a percent)														1.00%
Aggregate principal amount														$ 500,000,000
2019 Booking Notes | ADS
LONG-TERM DEBT
Initial conversion price (in dollars per share) | $ / shares														$ 81.36
2020 Booking Notes
LONG-TERM DEBT
Long-term loan | ¥						1,627				1,719
Interest rate (as a percent)													1.00%
Aggregate principal amount													$ 250,000,000
2020 Booking Notes | ADS
LONG-TERM DEBT
Initial conversion price (in dollars per share) | $ / shares													$ 104.27
Number of shares that can be purchased from warrants sold | shares		6.4
2020 Booking Notes | ADS | Sold Warrants
LONG-TERM DEBT
Proceeds from sale of warrants		$ 84,400,000
Number of shares that can be purchased from warrants sold | shares		6.4
2025 Booking and Hillhouse Notes
LONG-TERM DEBT
Long-term loan | ¥						6,506				¥ 6,876
Interest rate (as a percent)												2.00%
2025 Booking and Hillhouse Notes | ADS
LONG-TERM DEBT
Initial conversion price (in dollars per share) | $ / shares												$ 68.46
2022 Booking Notes
LONG-TERM DEBT
Long-term loan | ¥						¥ 163
Interest rate (as a percent)											1.25%
Aggregate principal amount											$ 25,000,000
2022 Booking Notes | ADS
LONG-TERM DEBT
Initial conversion price (in dollars per share) | $ / shares											$ 65.49
2017 Convertible Senior Notes
LONG-TERM DEBT
Notes for early conversion							$ 26,000,000
2017 Convertible Senior Notes | ADS
LONG-TERM DEBT
Number of shares issued upon exchange of notes | shares							2.6	2.6
Booking and Hillhouse Notes
LONG-TERM DEBT
Aggregate principal amount												$ 1,000,000,000
Number of affiliates | item												2